CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Convertible Preferred Stock Series A, B, C
Balances at Jan. 31, 2009	$ (30,751)	$ 13	$ 999	$ 6	$ (31,769)	$ 39,949
Balances (in shares) at Jan. 31, 2009		13,129,903				56,730,194
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	1,300		1,300
Issuance of common stock upon exercise of options	1,492	4	1,488
Issuance of common stock upon exercise of options (in shares)		3,533,089
Issuance of common stock upon early exercise of options (in shares)		183,534
Vesting of early exercised options	170		170
Net unrealized gain (loss) on investments	(6)			(6)
Net loss	(7,451)				(7,451)
Balances at Jan. 31, 2010	(35,246)	17	3,957		(39,220)	39,949
Balances (in shares) at Jan. 31, 2010		16,846,526				56,730,194
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	1,585		1,585
Issuance of common stock upon exercise of options	930	2	928
Issuance of common stock upon exercise of options (in shares)		2,041,492
Issuance of common stock upon early exercise of options (in shares)		191,741
Vesting of early exercised options	32		32
Net unrealized gain (loss) on investments	2			2
Net loss	(3,806)				(3,806)
Balances at Jan. 31, 2011	(36,503)	19	6,502	2	(43,026)	39,949
Balances (in shares) at Jan. 31, 2011		19,079,759				56,730,194
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	3,760		3,760
Issuance of common stock upon exercise of options	1,987	4	1,983
Issuance of common stock upon exercise of options (in shares)		3,595,080
Conversion of warrant liability to Series A convertible preferred stock upon exercise of warrant						914
Exercise of warrant to purchase Series A convertible preferred stock						50
Exercise of warrant to purchase Series A convertible preferred stock (in shares)						200,000
Issuance of common stock upon early exercise of options (in shares)		417,568
Vesting of early exercised options	128		128
Net change in cumulative translation adjustment	(26)			(26)
Net loss	(10,992)				(10,992)
Balances at Jan. 31, 2012	(41,646)	23	12,373	(24)	(54,018)	40,913
Balances (in shares) at Jan. 31, 2012		23,092,407				56,930,194
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	2,672		2,672
Issuance of common stock upon exercise of options	546	1	545
Issuance of common stock upon exercise of options (in shares)		1,002,100
Conversion of preferred stock to common stock upon initial public offering	40,913	57	40,856			(40,913)
Conversion of preferred stock to common stock upon initial public offering (in shares)		56,930,194				(56,930,194)
Issuance of common stock upon initial public offering	225,513	14	225,499
Issuance of common stock upon initial public offering (in shares)		14,532,278
Issuance of common stock upon exercise of warrants (in shares)		62,063
Reclassification of preferred stock warrant liability to additional paid-in capital upon initial public offering	16,220		16,220
Vesting of early exercised options	191		191
Net change in cumulative translation adjustment	7			7
Net loss	(20,470)				(20,470)
Balances at Apr. 30, 2012	$ 223,946	$ 95	$ 298,356	$ (17)	$ (74,488)
Balances (in shares) at Apr. 30, 2012		95,619,042